UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21949

DWS Dreman Value Income Edge Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

DWS Dreman Value Income Edge Fund, Inc.

	Shares	Value ($)

Common Stocks 78.7%
Consumer Discretionary 2.0%
Hotels Restaurants & Leisure 0.1%
Centerplate, Inc. (IDS) (Units)	54,500	1,035,500
Household Durables 0.3%
Black & Decker Corp.	5,900	471,823
Centex Corp.	8,800	495,176
D.R. Horton, Inc.	22,600	598,674

Lennar Corp. "A"	9,400	493,124
Pulte Homes, Inc.	19,200	635,904
Whirlpool Corp.	5,900	489,818

		3,184,519
Media 1.0%
CBS Corp. "B"	53,100	1,655,658
Cinram International Income Fund (Units)	364,300	7,205,854
Gannett Co., Inc.	17,400	1,052,004

		9,913,516
Specialty Retail 0.6%
Home Depot, Inc.	152,900	6,140,464
Consumer Staples 2.8%
Food Products 0.2%
B&G Foods, Inc. (EIS) (Units)	34,100	682,682
Sara Lee Corp.	54,100	921,323

		1,604,005
Tobacco 2.6%
Vector Group Ltd.	1,498,500	26,598,375
Energy 25.7%
Energy Equipment & Services 0.8%
BJ Services Co.	22,200	650,904
ENSCO International, Inc.	11,400	570,684
Precision Drilling Trust (Units)	295,600	6,846,096

		8,067,684
Oil, Gas & Consumable Fuels 24.9%
AltaGas Income Trust (Units)	32,800	736,921
Anadarko Petroleum Corp.	57,400	2,498,048
Apache Corp.	40,200	2,673,702
ARC Energy Trust (Units)	766,900	14,665,240
Bonavista Energy Trust (Units)	606,500	14,640,462
BP Prudhoe Bay Royalty Trust	30,600	2,355,588
Chesapeake Energy Corp.	63,900	1,856,295
Chevron Corp.	223,600	16,441,308
ConocoPhillips	186,800	13,440,260
Cresent Point Energy Trust (Units)	971,600	14,663,774
Devon Energy Corp.	39,300	2,636,244
Double Hull Tankers, Inc.	1,032,000	16,708,080
Enerplus Resources Fund (Units)	72,500	3,161,725
EOG Resources, Inc.	21,900	1,367,655
ExxonMobil Corp.	192,200	14,728,286
Fairborne Energy Trust (Units)	2,638,500	23,643,892
Focus Energy Trust (Units)	141,400	2,204,392
Freehold Royalty Trust (Units)	592,300	7,522,157
Frontline Ltd.	222,700	7,092,995
Harvest Energy Trust (Units)	970,900	21,806,414
Hess Corp.	22,900	1,135,153
Marathon Oil Corp.	30,900	2,858,250
Murphy Oil Corp.	16,300	828,855
NAL Oil & Gas Trust (Units)	1,002,000	10,577,216
Newfield Exploration Co.*	11,300	519,235
Noble Energy, Inc.	30,600	1,501,542
Occidental Petroleum Corp.	73,500	3,589,005
Pengrowth Energy Trust (Units)	1,333,500	22,949,535

Penn West Energy Trust (Units)	498,300	15,228,048
Sabine Royalty Trust	6,100	257,847
Sunoco, Inc.	10,700	667,252
Valero Energy Corp.	52,400	2,680,784
XTO Energy, Inc.	31,400	1,477,370

		249,113,530
Financials 33.4%
Capital Markets 5.9%
American Capital Strategies Ltd.	10,700	494,982
Apollo Investment Corp.	1,115,600	24,989,440
Bear Stearns Companies, Inc.	8,900	1,448,742
Hercules Technology Growth Capital, Inc.	1,130,600	16,111,050
Lehman Brothers Holdings, Inc.	39,900	3,116,988
Morgan Stanley	79,700	6,489,971
The Goldman Sachs Group, Inc.	32,100	6,399,135

		59,050,308
Commercial Banks 3.3%
BB&T Corp.	39,800	1,748,414
Comerica, Inc.	37,200	2,182,896
Huntington Bancshares, Inc.	17,600	418,000
KeyCorp.	62,600	2,380,678
National City Corp.	44,600	1,630,576
PNC Financial Services Group, Inc.	39,800	2,946,792
Regions Financial Corp.	54,200	2,027,080
SunTrust Banks, Inc.	26,300	2,221,035
TD Banknorth, Inc.	48,600	1,568,808
UnionBanCal Corp.	10,500	643,125
US Bancorp.	129,500	4,686,605
Wachovia Corp.	162,800	9,271,460
Zions Bancorp.	18,100	1,492,164

		33,217,633
Consumer Finance 0.2%
Capital One Financial Corp.	22,100	1,697,722
Diversified Financial Services 4.0%
Bank of America Corp.	341,700	18,243,363
CIT Group, Inc.	14,700	819,819
Citigroup, Inc.	207,500	11,557,750
JPMorgan Chase & Co.	202,500	9,780,750

		40,401,682
Insurance 2.8%
ACE Ltd.	24,300	1,471,851
Allstate Corp.	47,500	3,092,725
Ambac Financial Group, Inc.	7,800	694,746
Assurant, Inc.	9,100	502,775
Chubb Corp.	30,500	1,613,755
Cincinnati Financial Corp.	17,600	797,456
Genworth Financial, Inc. "A"	33,700	1,152,877
Hartford Financial Services Group, Inc.	23,500	2,192,785
Lincoln National Corp.	20,900	1,387,760
Loews Corp.	40,600	1,683,682
MBIA, Inc.	9,600	701,376
MetLife, Inc.	56,300	3,322,263
Progressive Corp.	56,400	1,366,008

Prudential Financial, Inc.	34,400	2,953,584
SAFECO Corp.	8,600	537,930
The St. Paul Travelers Companies, Inc.	50,400	2,705,976
Torchmark Corp.	7,200	459,072
UnumProvident Corp.	26,100	542,358
WR Berkley Corp.	14,500	500,395

		27,679,374
Real Estate Investment Trusts 16.0%
American Home Mortgage Investment Corp. (REIT)	314,300	11,038,216
CBRE Realty Finance, Inc.	1,104,100	17,345,411
Crystal River Capital, Inc. (REIT)	1,288,100	32,885,193
Deerfield Triarc Capital Corp. (REIT)	1,593,200	26,972,876
Jer Investors Trust, Inc. (REIT)	452,700	9,357,309
Newcastle Investment Corp. (REIT)	750,500	23,505,660
NovaStar Financial, Inc. (REIT)	361,200	9,625,980
Thornburg Mortgage, Inc. (REIT)	1,180,800	29,673,504

		160,404,149
Thrifts & Mortgage Finance 1.2%
Countrywide Financial Corp.	23,200	984,840
Fannie Mae	36,500	2,167,735
Freddie Mac	59,000	4,006,100
Sovereign Bancorp, Inc.	53,400	1,355,826
Washington Mutual, Inc.	68,600	3,120,614

		11,635,115
Health Care 2.1%
Health Care Equipment & Supplies 0.2%
Boston Scientific Corp.*	110,700	1,901,826
Health Care Providers & Services 0.5%
Aetna, Inc.	19,100	824,738
CIGNA Corp.	7,600	999,932
Coventry Health Care, Inc.*	10,900	545,545
UnitedHealth Group, Inc.	40,800	2,192,184

		4,562,399
Pharmaceuticals 1.4%
Pfizer, Inc.	547,500	14,180,250
Industrials 4.2%
Building Products 0.1%
Masco Corp.	29,300	875,191
Commercial Services & Supplies 0.1%
R.R. Donnelley & Sons Co.	15,800	561,532
Machinery 1.6%
Caterpillar, Inc.	49,300	3,023,569
Cummins, Inc.	3,900	460,902
Eaton Corp.	11,100	834,054
Ingersoll-Rand Co., Ltd. "A"	23,200	907,816
New Flyer Industries, Inc. (IDS) (Units)	920,600	7,247,016
PACCAR, Inc.	18,200	1,181,180
Parker Hannifin Corp.	9,100	699,608
Wajax Income Fund (Units)	75,800	2,226,257

		16,580,402
Marine 1.5%
Eagle Bulk Shipping, Inc.	891,700	15,462,078

Road & Rail 0.9%
Contrans Income Fund (Units)	683,800	7,048,215
Norfolk Southern Corp.	29,600	1,488,584

		8,536,799
Information Technology 0.1%
IT Services
First Data Corp.	57,100	1,457,192
Materials 3.5%
Chemicals 0.4%
Dow Chemical Co.	71,100	2,839,734
Lyondell Chemical Co.	18,100	462,817
PPG Industries, Inc.	12,400	796,204

		4,098,755
Metals & Mining 3.1%
Alcoa, Inc.	65,100	1,953,651
Fording Canadian Coal Trust (Units)	343,900	7,135,925
Freeport-McMoRan Copper & Gold, Inc. "B"	315,000	17,554,950
Nucor Corp.	22,200	1,213,452
Phelps Dodge Corp.	15,300	1,831,716
Southern Copper Corp.	21,400	1,153,246
United States Steel Corp.	9,000	658,260

		31,501,200
Telecommunication Services 4.0%
Diversified Telecommunication Services
FairPoint Communications, Inc.	1,080,300	20,471,685
Iowa Telecommunications Services, Inc.	739,000	14,565,690
Verizon Communications, Inc.	135,000	5,027,400

		40,064,775
Utilities 0.9%
Independent Power Producers & Energy Traders 0.7%
Primary Energy Recycling Corp. (Units)	555,100	4,974,313
TXU Corp.	34,800	1,886,508

		6,860,821
Multi-Utilities 0.2%
DTE Energy Co.	12,900	624,489
Sempra Energy	19,300	1,081,572

		1,706,061

Total Common Stocks (Cost $784,417,633)		788,092,857
	Principal Amount ($)	Value ($)

Corporate Bonds 50.2%
Consumer Discretionary 12.2%
ArvinMeritor, Inc., 8.125%, 9/15/2015	2,000,000	1,972,500
Charter Communications Holdings LLC, 11.0%, 10/1/2015	8,000,000	8,210,000
General Motors Corp.:
7.2%, 1/15/2011	5,000,000	4,850,000
7.7%, 4/15/2016	6,000,000	5,655,000
8.8%, 3/1/2021	1,000,000	945,000
Goodyear Tire & Rubber Co., 9.0%, 7/1/2015	12,000,000	12,570,000

Hertz Corp., 144A, 10.5%, 1/1/2016	14,000,000	15,400,000
LodgeNet Entertainment Corp., 9.5%, 6/15/2013	5,000,000	5,387,500
Neiman-Marcus Group, Inc., 10.375%, 10/15/2015	20,000,000	22,250,000
Six Flags, Inc., 8.875%, 2/1/2010	5,000,000	4,837,500
Toys "R" Us, Inc., 7.875%, 4/15/2013	28,000,000	24,640,000
United Rentals North America, Inc., 7.75%, 11/15/2013	15,000,000	15,056,250

		121,773,750
Consumer Staples 4.2%
Alliance One International, Inc., 12.75%, 11/15/2012	5,395,000	5,759,163
Libbey Glass, Inc., 144A, 12.348% **, 6/1/2011	5,000,000	5,375,000
Spectrum Brands, Inc., 7.375%, 2/1/2015	20,000,000	17,300,000
Swift & Co.:
10.125%, 10/1/2009	5,000,000	5,087,500
12.5%, 1/1/2010	3,000,000	3,067,500
Travelport, Inc., 144A, 9.875%, 9/1/2014	5,000,000	5,025,000

		41,614,163
Energy 2.1%
Allis-Chalmers Energy, Inc., 144A, 9.0%, 1/15/2014	13,000,000	13,065,000
Clayton Williams Energy, Inc., 7.75%, 8/1/2013	8,750,000	8,071,875

		21,136,875
Financials 6.7%
Ford Motor Credit Co., 9.875%, 8/10/2011	10,000,000	10,695,260
Preferred Term Securities XIX Ltd., 144A, 13.5% **, 12/22/2035	2,500,000	2,125,975
Preferred Term Securities XVI Ltd., 144A, 17.06%, 3/23/2035	3,900,000	3,533,829
Preferred Term Securities XVII Ltd., 144A, 14.04%, 6/23/2035	3,750,000	3,075,788
Preferred Term Securities XVIII Ltd., 144A, 13.0%, 9/23/2035	3,750,000	3,073,913
Preferred Term Securities XXI Ltd., 144A, 15.0%, 3/22/2038	3,750,000	3,536,813
Preferred Term Securities XXIII Ltd., 13.0%, 12/31/2038	3,750,000	3,570,113
Preferred Term Securities XXIV Ltd., 15.07%, 3/22/2037	7,500,000	7,390,050
Sally Holdings LLC:
144A, 9.25%, 11/15/2014	10,000,000	10,187,500
144A, 10.5%, 11/15/2016	10,000,000	10,200,000
Wimar Opco Financial Corp., 144A, 9.625%, 12/15/2014	10,000,000	9,900,000

		67,289,241
Health Care 4.4%
HCA, Inc.:
6.5%, 2/15/2016	3,000,000	2,527,500
144A, 9.25%, 11/15/2016	24,500,000	26,245,625
Tenet Healthcare Corp., 9.875%, 7/1/2014	15,500,000	15,771,250

		44,544,375
Industrials 2.3%
Aramark Services, Inc., 5.0%, 6/1/2012	5,000,000	4,284,085
Casella Waste Systems, Inc., 9.75%, 2/1/2013	17,740,000	18,582,650

		22,866,735
Information Technology 4.3%
Freescale Semiconductor, Inc., 144A, 8.875%, 12/15/2014	20,500,000	20,423,125
SunGard Data Systems, Inc.:
9.125%, 8/15/2013	7,000,000	7,350,000
10.25%, 8/15/2015	14,500,000	15,478,750

		43,251,875

Materials 11.8%
Berry Plastics Holding Corp., 144A, 8.875%, 9/15/2014	10,000,000	10,150,000
Bowater, Inc.:
9.375%, 12/15/2021	9,000,000	9,000,000
144A, 9.5%, 10/15/2012	7,000,000	7,245,000
Crown Cork & Seal Co., Inc.:
7.375%, 12/15/2026	1,000,000	935,000
8.0%, 4/15/2023	10,000,000	9,750,000
Georgia Gulf Corp.:
144A, 9.5%, 10/15/2014	12,000,000	11,700,000
144A, 10.75%, 10/15/2016	12,000,000	11,520,000
Graham Packaging Co., Inc., 9.875%, 10/15/2014	20,000,000	20,200,000
Jefferson Smurfit Corp., 8.25%, 10/1/2012	12,500,000	12,187,500
Neenah Foundry Co., 144A, 9.5%, 1/1/2017	7,000,000	7,035,000
Owens-Illinois, Inc., 7.8%, 5/15/2018	15,500,000	15,441,875
Smurfit-Stone Container Enterprises, 8.375%, 7/1/2012	3,000,000	2,940,000

		118,104,375
Telecommunication Services 2.2%
Hawaiian Telcom Communications, Inc., Series B, 12.5%, 5/1/2015	6,000,000	6,285,000
Level 3 Communications, Inc., 11.5%, 3/1/2010	15,000,000	15,900,000

		22,185,000

Total Corporate Bonds (Cost $503,973,987)		502,766,389
	Principal Amount ($)	Value ($)

Foreign Bonds - US$ Denominated 6.3%
Financials 1.0%
Compton Petroleum Finance Corp, 7.625%, 12/1/2013	10,000,000	9,650,000
Industrials 1.9%
Quebecor World Capital Corp, 144A, 8.75%, 3/15/2016	19,500,000	18,671,250
Materials 1.9%
Abitibi-Consolidated Co. of Canada, 8.375%, 4/1/2015	19,000,000	16,435,000
Bowater Canada Finance Corp, 7.95%, 11/15/2011	3,000,000	2,940,000

		19,375,000
Telecommunication Services 1.5%
Nortel Networks Ltd., 144A, 10.75%, 7/15/2016	13,500,000	14,765,625

Total Foreign Bonds - US$ Denominated (Cost $62,829,914)		62,461,875
	Shares	Value ($)

Closed End Investment Companies 2.5%
Cohen & Steers REIT & Preferred Income Fund, Inc.	26,500	821,500
Evergreen Income Advantage Fund	804,300	11,919,726
Hyperion Total Return Fund	223,300	2,052,127
Nuveen Preferred & Convertible Income Fund 2	593,800	8,378,518
Pioneer High Income Trust	113,500	2,099,750

Total Closed End Investment Companies (Cost $25,199,562)		25,271,621
Cash Equivalents 0.8%
Cash Management QP Trust, 5.46% (a) (Cost $8,052,039)	8,052,039	8,052,039

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,384,473,135)	138.5	1,386,644,781
Other Assets and Liabilities, Net	(38.5)	(385,217,182)

Net Assets	100.0	1,001,427,599
	Shares	Value ($)

Common Stocks Sold Short 26.7%
Consumer Discretionary 6.0%
Automobiles 0.3%
General Motors Corp.	87,900	2,700,288
Hotels Restaurants & Leisure 2.2%
Hilton Hotels Corp.	58,400	2,038,160
International Game Technology	50,800	2,346,960
Las Vegas Sands Corp.*	54,900	4,912,452
Marriott International, Inc. "A"	59,900	2,858,428
MGM MIRAGE*	41,100	2,357,085
Starbucks Corp.*	113,100	4,006,002
Starwood Hotels & Resorts Worldwide, Inc.	32,200	2,012,500
Wynn Resorts Ltd.	11,800	1,107,430

		21,639,017
Household Durables 0.3%
Garmin Ltd.	31,300	1,742,158
Harman International Industries, Inc.	9,800	979,118

		2,721,276
Internet & Catalog Retail 0.3%
Amazon.com, Inc.*	70,300	2,774,038
Leisure Equipment & Products 0.1%
Eastman Kodak Co.	44,500	1,148,100
Media 2.6%
Comcast Corp. "A"*	200,800	8,499,864
Echostar Communications Corp. "A"*	30,700	1,167,521
McGraw-Hill Companies, Inc.	51,700	3,516,634
News Corp. "A"	325,100	6,983,148
Sirius Satellite Radio, Inc.*	204,700	724,638
The DIRECTV Group, Inc.*	173,400	4,324,596
Univision Communications, Inc. "A"*	35,700	1,264,494

		26,480,895
Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc.*	55,000	2,362,800
Consumer Staples 0.6%
Food & Staples Retailing 0.4%
Sysco Corp.	90,300	3,319,428
Whole Foods Market, Inc.	21,000	985,530

		4,304,958
Food Products 0.2%
William Wrigley Jr. Co.	32,300	1,670,556
Energy 1.6%
Energy Equipment & Services 1.4%
Schlumberger Ltd.	171,400	10,825,624

Transocean, Inc.*	41,500	3,356,935

		14,182,559
Oil, Gas & Consumable Fuels 0.2%
Southwestern Energy Co.*	24,900	872,745
Ultra Petroleum Corp.*	22,300	1,064,825

		1,937,570
Financials 3.1%
Capital Markets 0.9%
BlackRock, Inc.	17,700	2,688,630
Charles Schwab Corp.	189,900	3,672,666
SEI Investments Co.	14,600	869,576
T. Rowe Price Group, Inc.	39,100	1,711,407

		8,942,279
Diversified Financial Services 0.9%
CBOT Holdings, Inc. "A"*	8,100	1,226,907
Chicago Mercantile Exchange Holdings, Inc. "A"	5,400	2,752,650
IntercontinentalExchange, Inc.*	8,500	917,150
Leucadia National Corp.	32,000	902,400
Moody's Corp.	41,800	2,886,708

		8,685,815
Real Estate Investment Trusts 1.1%
Archstone-Smith Trust (REIT)	33,100	1,926,751
AvalonBay Communities, Inc. (REIT)	11,300	1,469,565
Boston Properties, Inc. (REIT)	17,700	1,980,276
Equity Office Properties Trust (REIT)	53,200	2,562,644
Public Storage, Inc. (REIT)	25,500	2,486,250
SL Green Realty Corp. (REIT)	7,000	929,460

		11,354,946
Thrifts & Mortgage Finance 0.2%
Hudson City Bancorp., Inc.	83,800	1,163,144
People's Bank	20,700	923,634

		2,086,778
Health Care 4.1%
Biotechnology 2.1%
Celgene Corp.*	14,700	845,691
Genentech, Inc.*	156,100	12,664,393
Genzyme Corp.*	40,200	2,475,516
Gilead Sciences, Inc.*	68,700	4,460,691
MedImmune, Inc.*	25,100	812,487

		21,258,778
Health Care Equipment & Supplies 0.7%
C.R. Bard, Inc.	15,000	1,244,550
St. Jude Medical, Inc.*	52,300	1,912,088
Stryker Corp.	59,700	3,290,067
Varian Medical Systems, Inc.*	19,300	918,101

		7,364,806
Life Sciences Tools & Services 0.4%
Applera Corp. - Applied Biosystems Group	27,100	994,299
Thermo Fisher Scientific, Inc.*	60,700	2,749,103

		3,743,402
Pharmaceuticals 0.9%
Allergan, Inc.	22,500	2,694,150
Schering-Plough Corp.	210,000	4,964,400

Sepracor, Inc.*	16,000	985,280

		8,643,830
Industrials 1.5%
Aerospace & Defense 1.1%
Boeing Co.	118,500	10,527,540
Air Freight & Logistics 0.2%
C.H. Robinson Worldwide, Inc.	25,200	1,030,428
Expeditors International of Washington, Inc.	33,100	1,340,550

		2,370,978
Commercial Services & Supplies 0.1%
Robert Half International, Inc.	25,500	946,560
Construction & Engineering 0.1%
Fluor Corp.	13,000	1,061,450
Information Technology 8.0%
Communications Equipment 0.2%
Avaya, Inc.*	67,000	936,660
Juniper Networks, Inc.*	86,800	1,643,992

		2,580,652
Computers & Peripherals 1.4%
Apple, Computer, Inc.*	128,300	10,884,972
Network Appliance, Inc.*	57,000	2,238,960
Sun Microsystems, Inc.*	148,200	803,244

		13,927,176
Electronic Equipment & Instruments 0.1%
Amphenol Corp. "A"	13,200	819,456
Internet Software & Services 3.0%
Akamai Technologies, Inc.*	22,900	1,216,448
eBay, Inc.*	214,600	6,453,022
Google, Inc. "A"*	34,400	15,840,512
VeriSign, Inc.*	35,400	851,370
Yahoo!, Inc.*	219,300	5,600,922

		29,962,274
IT Services 1.1%
Automatic Data Processing, Inc.	83,100	4,092,675
Cognizant Technology Solutions Corp. "A"*	20,900	1,612,644
Electronic Data Systems Corp.	77,700	2,140,635
MasterCard, Inc. "A"	12,500	1,231,125
Paychex, Inc.	57,000	2,253,780

		11,330,859
Semiconductors & Semiconductor Equipment 1.0%
Broadcom Corp. "A"*	74,100	2,394,171
KLA-Tencor Corp.	29,900	1,487,525
Microchip Technology, Inc.	32,600	1,066,020
Micron Technology, Inc.*	114,900	1,604,004
NVIDIA Corp.*	53,100	1,965,231
Xilinx, Inc.	53,300	1,269,073

		9,786,024
Software 1.2%
Adobe Systems, Inc.*	89,700	3,688,464
Autodesk, Inc.*	34,500	1,395,870
BMC Software, Inc.*	30,600	985,320
CA, Inc.	78,600	1,780,290

Electronic Arts, Inc.*	48,600	2,447,496
Intuit, Inc.*	52,200	1,592,622

11,890,062
Materials 1.1%
Chemicals 0.6%
Ecolab, Inc.	38,200	1,726,640
Monsanto Co.	82,600	4,338,978

6,065,618
Metals & Mining 0.3%
Newmont Mining Corp.	61,500	2,776,725
Paper & Forest Products 0.2%
International Paper Co.	66,900	2,281,290
Telecommunication Services 0.5%
Diversified Telecommunication Services 0.3%
Qwest Communications International, Inc.*	285,400	2,388,798
Wireless Telecommunication Services 0.2%
Crown Castle International Corp.*	23,900	771,970
NII Holdings, Inc.*	23,200	1,495,008

2,266,978
Utilities 0.2%
Electric Utilities 0.1%
Allegheny Energy, Inc.*	24,300	1,115,613
Independent Power Producers & Energy Traders 0.1%
Mirant Corp.*	36,200	1,142,834

Total Common Stocks Sold Short (Proceeds $269,656,394)	267,243,578
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.
*	Non-income producing security.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2006.

(a)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
EIS: Enhanced Income Security
IDS: Income Diversified Security
REIT: Real Estate Investment Trust

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At December 31, 2006, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation($)

S&P 500 Index	3/15/2007	755	268,247,850	269,610,500	1,362,650

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Value Income Edge Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Value Income Edge Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007